UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09837
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Auto Components — 0.6%

Goodyear Tire & Rubber Co. (The)(1)	62,100	$682,479

		$682,479

Automobiles — 2.4%

Harley-Davidson, Inc.	122,500	$2,714,600

		$2,714,600

Beverages — 0.0%

Central European Distribution Corp.(1)	100	$2,240
Heckmann Corp.(1)	63	332

		$2,572

Biotechnology — 1.0%

Biogen Idec, Inc.(1)	8,126	$392,811
Genzyme Corp.(1)	14,830	790,884

		$1,183,695

Building Products — 1.5%

Owens Corning, Inc.(1)	78,000	$1,396,200
USG Corp.(1)	23,000	341,780

		$1,737,980

Capital Markets — 1.3%

Aberdeen Asset Management PLC	70,620	$136,950
Affiliated Managers Group, Inc.(1)	23,205	1,319,204
Goldman Sachs Group, Inc.	100	12,850

		$1,469,004

Chemicals — 6.9%

Celanese Corp., Class A	71,000	$1,479,640
CF Industries Holdings, Inc.	11,200	806,960
Lubrizol Corp.	71,200	3,077,264
NewMarket Corp.	39,000	2,457,000
Potash Corp. of Saskatchewan, Inc.	3	259

		$7,821,123

Commercial Banks — 2.7%

SVB Financial Group(1)(2)	13,300	$276,108
Wells Fargo & Co.	138,000	2,761,380

		$3,037,488

Commercial Services & Supplies — 0.9%

Copart, Inc.(1)	32,000	$1,004,480

		$1,004,480

Communications Equipment — 2.8%

Brocade Communications Systems, Inc.(1)	399,100	$2,306,798
Polycom, Inc.(1)	500	9,320
Research In Motion, Ltd.(1)	12,100	840,950
Riverbed Technology, Inc.(1)	1,000	18,320

		$3,175,388

Computers & Peripherals — 0.0%

Apple, Inc.(1)	10	$1,258
Synaptics, Inc.(1)	150	4,872

		$6,130

Construction & Engineering — 2.3%

Foster Wheeler AG(1)	26,000	$559,780
Granite Construction, Inc.	49,500	1,952,775
KBR, Inc.	1,000	15,620
Perini Corp.(1)	3,539	61,225

		$2,589,400

Consumer Finance — 2.5%

Discover Financial Services	209,000	$1,699,170
SLM Corp.(1)	227,173	1,097,246

		$2,796,416

Diversified Consumer Services — 1.4%

Capella Education Co.(1)	100	$5,138
Corinthian Colleges, Inc.(1)	104,000	1,601,600

		$1,606,738

Diversified Financial Services — 1.8%

IntercontinentalExchange, Inc.(1)	100	$8,760
JPMorgan Chase & Co.	60,000	1,980,000

		$1,988,760

Diversified Telecommunication Services — 0.0%

Maxcom Telecomunicaciones SAB de C.V. ADR(1)	39	$90

		$90

Electrical Equipment — 3.2%

First Solar, Inc.(1)	6,400	$1,198,656
GrafTech International, Ltd.(1)	172,000	1,511,880

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electrical Equipment (continued)

JA Solar Holdings Co., Ltd. ADR(1)	273,000	$958,230
Vestas Wind Systems A/S(1)	33	2,142

		$3,670,908

Electronic Equipment, Instruments & Components — 0.1%

IPG Photonics Corp.(1)	100	$1,117
Itron, Inc.(1)	3,200	147,200

		$148,317

Energy Equipment & Services — 4.5%

Complete Production Services, Inc.(1)	108,616	$725,555
Nabors Industries, Ltd.(1)	46,000	699,660
Patterson-UTI Energy, Inc.	58,000	737,180
Pride International, Inc.(1)	81,176	1,842,695
Transocean, Ltd.(1)	16,000	1,079,680

		$5,084,770

Food & Staples Retailing — 0.0%

Shoppers Drug Mart Corp.	64	$2,314

		$2,314

Health Care Equipment & Supplies — 0.7%

Masimo Corp.(1)	26,000	$751,400
Thoratec Corp.(1)	25	726

		$752,126

Health Care Providers & Services — 1.0%

Express Scripts, Inc.(1)	12,000	$767,640
Health Management Associates, Inc., Class A(1)	79,000	368,930
Henry Schein, Inc.(1)	1,000	41,040

		$1,177,610

Hotels, Restaurants & Leisure — 2.4%

Scientific Games Corp., Class A(1)	152,000	$2,658,480
Starbucks Corp.(1)	500	7,230

		$2,665,710

Household Durables — 1.6%

Mohawk Industries, Inc.(1)	14,300	$676,533
Whirlpool Corp.	24,300	1,097,388

		$1,773,921

Insurance — 8.6%

Admiral Group PLC	42,000	$561,664
Allied World Assurance Holdings, Ltd.	60,000	2,228,400
Fairfax Financial Holdings, Ltd.	2,600	689,988
Fidelity National Financial, Inc., Class A	112,765	2,044,429
First American Corp.	51,996	1,460,048
MetLife, Inc.	93,100	2,769,725
Progressive Corp.(1)	400	6,112

		$9,760,366

Internet & Catalog Retail — 1.9%

HSN, Inc.(1)	100	$691
Netflix, Inc.(1)	100	4,531
Priceline.com, Inc.(1)	22,140	2,149,573

		$2,154,795

Internet Software & Services — 4.2%

Akamai Technologies, Inc.(1)	61,000	$1,343,220
DealerTrack Holdings, Inc.(1)	1,000	15,180
Equinix, Inc.(1)	31,000	2,177,130
MercadoLibre, Inc.(1)	46,000	1,257,180
Move, Inc.(1)	1,013	2,077

		$4,794,787

IT Services — 2.9%

Euronet Worldwide, Inc.(1)	59,000	$954,620
MasterCard, Inc., Class A	11,100	2,036,295
Wright Express Corp.(1)	10,000	228,800

		$3,219,715

Machinery — 0.0%

Hansen Transmissions International NV(1)	500	$1,089

		$1,089

Media — 3.1%

Arbitron, Inc.	26,435	$550,377
Liberty Entertainment, Series A(1)	120,000	2,922,000

		$3,472,377

Metals & Mining — 1.6%

Gammon Gold, Inc.(1)	259,000	$1,748,250
Schnitzer Steel Industries, Inc.	500	24,780
Silver Wheaton Corp.(1)	1,000	7,620

		$1,780,650

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Multiline Retail — 1.3%

Big Lots, Inc.(1)	52,100	$1,440,044

		$1,440,044

Oil, Gas & Consumable Fuels — 9.3%

Centennial Coal Co., Ltd.	2,000	$2,619
Chesapeake Energy Corp.	58,000	1,143,180
Continental Resources, Inc.(1)	1,000	23,350
Enbridge Energy Partners, LP(2)	21,800	790,686
Goodrich Petroleum Corp.(1)(2)	23,848	546,835
Hess Corp.	10,500	575,295
Newfield Exploration Co.(1)	40,000	1,247,200
Paladin Energy, Ltd.(1)(2)	770,000	2,464,929
Patriot Coal Corp.(1)	500	3,150
Petrohawk Energy Corp.(1)	105,100	2,480,360
Petroleo Brasileiro SA ADR	1,000	33,570
Walter Energy, Inc.	53,000	1,208,400

		$10,519,574

Personal Products — 0.0%

Bare Escentuals, Inc.(1)	1,000	$9,260
Herbalife, Ltd.	86	1,704

		$10,964

Pharmaceuticals — 0.3%

Abbott Laboratories	100	$4,185
Perrigo Co.	14,000	362,880

		$367,065

Professional Services — 1.0%

Equifax, Inc.	38,000	$1,108,080

		$1,108,080

Real Estate Investment Trusts (REITs) — 1.9%

Annaly Capital Management, Inc.	123	$1,731
Chimera Investment Corp.	144,552	510,269
Host Hotels & Resorts, Inc.	212,000	1,630,280

		$2,142,280

Road & Rail — 0.5%

Kansas City Southern(1)	37,000	$564,250

		$564,250

Semiconductors & Semiconductor Equipment — 5.4%

Atheros Communications, Inc.(1)	77,000	$1,325,940
Cavium Networks, Inc.(1)	100	1,258
NVIDIA Corp.(1)	146,500	1,681,820
ON Semiconductor Corp.(1)	220,859	1,197,056
Renesola, Ltd. ADR(1)	126,000	437,220
Tessera Technologies, Inc.(1)	58,000	814,320
Varian Semiconductor Equipment Associates, Inc.(1)	24,500	626,955

		$6,084,569

Software — 1.9%

Ariba, Inc.(1)	1,000	$9,610
Check Point Software Technologies, Ltd.(1)	75,500	1,749,335
Concur Technologies, Inc.(1)	100	2,707
Rosetta Stone, Inc.(1)	12,889	386,025

		$2,147,677

Specialty Retail — 5.5%

Advance Auto Parts, Inc.	64,085	$2,803,719
Best Buy Co., Inc.	62,600	2,402,588
CarMax, Inc.(1)	500	6,380
Children’s Place Retail Stores, Inc. (The)(1)	10,500	298,620
Gap, Inc. (The)	35,000	543,900
Hibbett Sports, Inc.(1)	6,336	132,106
Jo-Ann Stores, Inc.(1)	100	1,832

		$6,189,145

Textiles, Apparel & Luxury Goods — 3.9%

Gildan Activewear, Inc.(1)(2)	186,400	$2,134,280
Hanesbrands, Inc.(1)	140,000	2,304,400

		$4,438,680

Trading Companies & Distributors — 0.6%

WESCO International, Inc.(1)	26,000	$676,000

		$676,000

Transportation Infrastructure — 1.0%

Aegean Marine Petroleum Network, Inc.	76,500	$1,158,975

		$1,158,975

Wireless Telecommunication Services — 2.5%

Crown Castle International Corp.(1)	113,000	$2,770,760

		$2,770,760

Total Common Stocks
(identified cost $90,145,024)		$111,893,861

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Investment Funds — 0.0%

Security	Shares	Value

Capital Markets — 0.0%

India Fund, Inc.	1,000	$20,580

Total Investment Funds
(identified cost $39,533)		$20,580

Short-Term Investments — 5.6%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(3)	$3,360	$3,359,694
Eaton Vance Cash Collateral Fund, LLC, 0.97%(3)(4)	2,931	2,931,464

Total Short-Term Investments
(identified cost $6,279,799)		$6,291,158

Total Investments — 104.6%
(identified cost $96,464,356)		$118,205,599

Other Assets, Less Liabilities — (4.6)%		$(5,236,043)

Net Assets — 100.0%		$112,969,556

ADR – American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

(4)	The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value including $2,753,278 of securities on loan (identified cost, $90,184,557)	$111,914,441
Affiliated investments, at value (identified cost, $6,279,799)	6,291,158
Receivable for investments sold	1,975,882
Dividends receivable	57,635
Interest receivable from affiliated investment	120
Securities lending income receivable	8,418

Total assets	$120,247,654

Liabilities

Payable for investments purchased	$4,255,576
Collateral for securities loaned	2,931,464
Payable to affiliate for investment adviser fee	56,729
Payable to affiliate for Trustees’ fees	441
Accrued expenses	33,888

Total liabilities	$7,278,098

Net Assets applicable to investors’ interest in Portfolio	$112,969,556

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$91,228,313
Net unrealized appreciation (computed on the basis of identified cost)	21,741,243

Total	$112,969,556

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Dividends (net of foreign taxes, $4,367)	$816,026
Securities lending income, net	169,028
Interest income allocated from affiliated investment	25,364
Expenses allocated from affiliated investment	(10,419)

Total investment income	$999,999

Expenses

Investment adviser fee	$335,684
Trustees’ fees and expenses	2,458
Custodian fee	42,482
Legal and accounting services	17,995
Miscellaneous	2,731

Total expenses	$401,350

Net investment income	$598,649

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(38,208,505)
Investment transactions allocated from affiliated investment	15,997
Foreign currency transactions	(5,201)

Net realized loss	$(38,197,709)

Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$34,020,363

Net change in unrealized appreciation (depreciation)	$34,020,363

Net realized and unrealized loss	$(4,177,346)

Net decrease in net assets from operations	$(3,578,697)

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$598,649	$1,091,692
Net realized loss from investment and foreign currency transactions	(38,197,709)	(31,813,632)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	34,020,363	(79,993,225)

Net decrease in net assets from operations	$(3,578,697)	$(110,715,165)

Capital transactions —
Contributions	$12,438,454	$87,002,684
Withdrawals	(36,399,753)	(54,709,084)

Net increase (decrease) in net assets from capital transactions	$(23,961,299)	$32,293,600

Net decrease in net assets	$(27,539,996)	$(78,421,565)

Net Assets

At beginning of period	$140,509,552	$218,931,117

At end of period	$112,969,556	$140,509,552

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.78	%(4)	0.76%	0.72%		0.76%	0.77%	0.76%
Net investment income (loss)	1.13	%(4)	0.54%	2.24	%(3)	0.59%	0.10%	(0.06)%
Portfolio Turnover	115	%(5)	283%	157%		181%	217%	239%

Total Return	2.05	%(5)	(43.60)%	44.75%		20.69%	8.71%	4.60%

Net assets, end of period (000’s omitted)	$112,970		$140,510	$218,931		$150,563	$135,774	$108,894

(1)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for each of the years ended October 31, 2006 and 2004).

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Includes special dividends equal to 1.85% of average daily net assets.

(4)	Annualized.

(5)	Not annualized.

See notes to financial statements

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 55.4% and 44.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $345,655 which $9,971 was allocated from Cash Management and $335,684 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who

Tax-Managed Multi-Cap Growth Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $122,942,585 and $139,352,337, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,696,001

Gross unrealized appreciation	$21,534,166
Gross unrealized depreciation	(3,024,568)

Net unrealized appreciation	$18,509,598

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $8,680 for the six months ended April 30, 2009. At April 30, 2009, the value of the securities loaned and the value of the collateral received amounted to $2,753,278 and $2,931,464, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$117,501,134
Level 2	Other Significant Observable Inputs	704,465
Level 3	Significant Unobservable Inputs	—

Total		$118,205,599

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Tax-Managed Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees (including administrative fees) and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Multi-Cap Growth Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Multi-Cap Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

824-6/09	TMCAPSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:    June 15, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:    June 15, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:    June 15, 2009